UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
"                  Washington, D.C. 20549"

                         FORM 13F

                    FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended September 30, 2000"

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 121 High Street
         Boston				MA		02110-2447

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct, and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
"Signature, Place, and Date of Signing:"

"   Michael A. Delduchetto      Boston, Massachusetts       October 23, 2000"

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  83

"Form 13F Information Table Value Total:  $199,206,000"


List of Other Included Managers:

none

								Voting Authority
								--------------------------
			Value	Shares/	Sh/	Put/	Invstmt	Other
Name of Issuer	Title of class	CUSIP	(x$1000)	Prn Amt	Prn	Call	Dscretn	Manager
s	Sole	Shared	None
------------------------------	----------------	---------	--------	--------	-
--	----	-------	------------	--------	--------	--------

A T & T WIRELESS GROUP	COM	001957406	1427	68350	SH		Sole		68350
ABBOTT LABORATORIES	COM	002824100	642	13500	SH		Sole		13500
ALLSTATE CORP.	COM	020002101	337	9700	SH		Sole		9700
AMDOCS LTD	COM	G02602103	792	12700	SH		Sole		12700
AMERICAN EXPRESS COMPANY	COM	025816109	857	14100	SH		Sole		14100
AMERICAN HOME PRODUCTS	COM	026609107	1971	34840	SH		Sole		34840
AMERICAN INTERNATIONAL GROUP	COM	026874107	5135	53664	SH		Sole		53664
APPLIED MICRO CIRCUITS CORP	COM	03822w109	530	2560	SH		Sole		2560
AT&T CORP	COM	001957109	1118	38044	SH		Sole		38044
AT&T LIBERTY MEDIA CORP	COM	001957208	181	10000	SH		Sole		10000
AVITAR INC	COM	053801106	30	10000	SH		Sole		10000
BANK OF NEW YORK CO. INC.	COM	064057102	1982	35350	SH		Sole		35350
BELLSOUTH	COM	079860102	826	20516	SH		Sole		20516
BERKSHIRE HATHAWAY INC-CL B	COM	084670207	2486	1201	SH		Sole		1201
BP AMOCO PLC - SPONS ADR	COM		1090	20568	SH		Sole		20568
BRISTOL-MYERS SQUIBB CO.	COM	110122108	4276	74850	SH		Sole		74850
BROADCOM CORP-CL A	COM		877	3600	SH		Sole		3600
CARLISLE COMPANIES	COM	142339100	290	7000	SH		Sole		7000
CISCO SYSTEMS	COM	17275R102	9127	165203	SH		Sole		165203
CITIGROUP INC	COM	172967101	3863	71448.04	SH		Sole		71448.04
COCA COLA COMPANY	COM	191216100	1532	27800	SH		Sole		27800
COMMONWEALTH INDUSTRIES INC	COM	203004106	122	22000	SH		Sole		22000
COMPUTER SCIENCES CORP	COM	205363104	1388	18700	SH		Sole		18700
CONOCO INC - CL B	COM	208251405	2781	103257	SH		Sole		103257
DUPONT (E.I.) DE NEMOURS & CO.	COM	263534109	9469	228513	SH		Sole		228513
ELI LILLY COMPANY	COM	532457108	681	8400	SH		Sole		8400
EMC CORP MASS	COM	268648102	34382	346850	SH		Sole		346850
EMERSON ELECTRIC COMPANY	COM	291011104	322	4800	SH		Sole		4800
"EXODUS COMMUNICATIONS, INC."	COM		370	7500	SH		Sole		7500
EXXON MOBIL CORP	COM	30231g102	4454	49972	SH		Sole		49972
FEDERAL NATIONAL MORTGAGE ASSO	COM	313586109	1062	14850	SH		Sole		14850
FIRST DATA CORP	COM	319963104	566	14500	SH		Sole		14500
FIRST NATL LINCOLN CP/ME	COM	335716106	554	35200	SH		Sole		35200
FIRST UNION CORP	COM	337358105	3157	98086	SH		Sole		98086
"GANNETT, INC."	COM	364730101	795	15000	SH		Sole		15000
GENERAL CABLE CORP	COM	369300108	79	10500	SH		Sole		10500
GENERAL ELECTRIC	COM	369604103	21476	372289	SH		Sole		372289
GILLETTE CO.	COM	375766102	203	6560	SH		Sole		6560
GOLDMAN SACHS	COM	38141g104	1709	15000	SH		Sole		15000
"HOME DEPOT, INC."	COM	437076102	3706	69841	SH		Sole		69841
INTEL CORP.	COM	458140100	1455	35000	SH		Sole		35000
INTERNATIONAL BUSINESS MACHINE	COM	459200101	3571	31740	SH		Sole		31740
INTERPUBLIC GROUP COS INC	COM	460690100	368	10800	SH		Sole		10800
JDS UNIPHASE CORP	COM		1264	13349	SH		Sole		13349
JOHNSON & JOHNSON	COM	478160104	1996	21250	SH		Sole		21250
JUNIPER NETWORKS INC	COM		454	2074	SH		Sole		2074
LUCENT TECHNOLOGIES	COM	549463107	417	13638	SH		Sole		13638
MERCK & COMPANY	COM	589331107	11429	153535	SH		Sole		153535
MERRILL LYNCH & CO	COM	590188108	243	3686	SH		Sole		3686
MICROSOFT	COM	594918104	2444	40515	SH		Sole		40515
MINNESOTA MINING & MFG.	COM	604059105	1560	17120	SH		Sole		17120
MORGAN J. P. & CO.	COM	616880100	457	2800	SH		Sole		2800
"MORGAN STANLEY, DEAN WITTER, D"	COM	617446448	1284	14040	SH		Sole		14040
NEWSEDGE CORPORATION	COM	65249Q106	187	100000	SH		Sole		100000
NEWTON FINANCIAL CORP	COM	652772104	223	8400	SH		Sole		8400
ORACLE SYSTEMS CORP	COM		555	7050	SH		Sole		7050
PEPSICO	COM	713448108	2341	50900	SH		Sole		50900
PFIZER	COM	717081103	2665	59300	SH		Sole		59300
PMC - SIERRA INC.	COM		1242	5770	SH		Sole		5770
PNC BANK	COM	693475105	617	9490	SH		Sole		9490
PROCTER & GAMBLE	COM	742718109	2385	35600	SH		Sole		35600
QWEST COMMUNICATIONS INTL	COM	749121109	3710	77191	SH		Sole		77191
RF MICRO DEVICES INC	COM	749941100	384	12000	SH		Sole		12000
ROYAL DUTCH PETE NY 5 GUILDR	COM	780257804	240	4000	SH		Sole		4000
"SBC COMMUNICATIONS, INC."	COM	78387G103	3877	77546	SH		Sole		77546
SCHERING-PLOUGH CORP.	COM	806605101	2664	57300	SH		Sole		57300
STANDARD & POOR'S DEPOSITARY R	COM	78462f103	718	5000	SH		Sole		5000
STATE STREET CORP COM	COM	857477103	2834	21800	SH		Sole		21800
SUMMIT BANCORP	COM	866005101	273	7920	SH		Sole		7920
SUN MICROSYSTEMS	COM	866810104	467	4000	SH		Sole		4000
SYSTEMSOFT CORP	COM	871926101	0	47000	SH		Sole		47000
TJX COS.	COM	872540109	1336	59375	SH		Sole		59375
UNITED TECHNOLOGIES CORP.	COM	913017109	997	14400	SH		Sole		14400
VALLEY NATIONAL BANCORP	COM	919794107	356	13022	SH		Sole		13022
VERIZON COMMUNICATIONS	COM	92343v104	4713	97302	SH		Sole		97302
VODAFONE GROUP PLC ADR	COM	92857w100	6735	182030	SH		Sole		182030
WACHOVIA CORP	COM	929771103	544	9600	SH		Sole		9600
WASHINGTON POST B	COM	939640108	243	460	SH		Sole		460
WILMINGTON TRUST CORPORATION	COM	971807102	2842	53000	SH		Sole		53000
WORLDCOM INC	COM	98157d106	1791	58950	SH		Sole		58950
NEWSEDGE CORPORATION		65249Q106	245	130566	SH		Sole		130566
ALLIANCE GROWTH & INCOME-A	MF		48	12028.344	SH		Sole		12028.344
VANGUARD INDEX 500 FUND	MF	922908108	385	2902.857	SH		Sole		2902.857
